Leases - Summary of maturities of lease liabilities (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
2021	¥ 22,591,187
2022	11,815,301
2023	8,942,549
2024 and thereafter	4,460,436
Total undiscounted lease payments	47,809,473
Less: imputed interest	(3,293,331)
Total lease liabilities	¥ 44,516,142	¥ 64,861,634